SCHEDULE OF BUSINESS SEGMENT (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
IfrsStatementLineItems [Line Items]
Revenue	$ 252,265	$ 324,387	$ 69,501
Private blood banking expenses	(52,875)	(67,992)	(17,121)
Operating results	(3,005,137)	(3,864,306)	(2,358,216)	(4,223,088)
Non-current assets	3,361,053	4,321,978	4,067,046
Total assets	6,209,622	7,984,953	10,067,749
Non-current liabilities	328,266	422,117	417,338
Total liabilities	879,762	1,131,286	1,023,960
Balance	$ 5,329,860	6,853,667	9,043,789	$ 11,244,155
Immune cell therapy [member]
IfrsStatementLineItems [Line Items]
Revenue
Private blood banking expenses
Operating results		(3,705,474)	(2,288,907)
Non-current assets		3,095,610	3,255,888
Total assets		5,930,746	9,059,086
Non-current liabilities		369,535	394,311
Total liabilities		457,066	871,435
Balance		7,125,613	8,246,154
CBU service & related therapy [member]
IfrsStatementLineItems [Line Items]
Revenue		324,387	69,501
Private blood banking expenses		(67,992)	(17,121)
Operating results		(158,832)	(69,309)
Non-current assets		1,226,368	811,158
Total assets		2,054,207	1,008,663
Non-current liabilities		52,582	23,027
Total liabilities		674,220	152,525
Balance		(271,946)	797,635
Reportable segments [member]
IfrsStatementLineItems [Line Items]
Revenue		324,387	69,501
Private blood banking expenses		(67,992)	(17,121)
Operating results		(3,864,306)	(2,358,216)
Non-current assets		4,321,978	4,067,046
Total assets		7,984,953	10,067,749
Non-current liabilities		422,117	417,338
Total liabilities		1,131,286	1,023,960
Balance		$ 6,853,667	$ 9,043,789